Securitisations and Covered Bonds - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Details) £ in Millions, € in Billions	6 Months Ended
	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€)
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount	£ 264,809			£ 225,608
Euro €35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount | €			€ 35		€ 35	€ 35
Internal
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	866	£ 1,218
Internal and external redemptions	41	35
External
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	4,849	2,800
Internal and external redemptions	1,962	1,166
Holmes | Internal | Mortgage-backed master trust structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	106	118
Internal and external redemptions	0	30
Holmes | External | Mortgage-backed master trust structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	750	750
Internal and external redemptions	0	142
Fosse | Internal | Mortgage-backed master trust structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	760	0
Internal and external redemptions	0	0
Fosse | External | Mortgage-backed master trust structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	0
Motor | Internal | Other asset-backed securitisation structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	0
Motor | External | Other asset-backed securitisation structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	7
Repton | Internal | Other asset-backed securitisation structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	0
Repton | External | Other asset-backed securitisation structures:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	550
Internal and external redemptions	0	0
Euro €35bn Global Covered Bond Programme | Internal | Covered bond programme:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	1,100
Internal and external redemptions	41	5
Euro €35bn Global Covered Bond Programme | External | Covered bond programme:
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	4,099	1,500
Internal and external redemptions	£ 1,962	£ 1,017